INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES - SUMMARY OF INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Apr. 02, 2013	Jan. 04, 2013	Jun. 30, 2013 Consumer Loan Investees	Apr. 02, 2013 Consumer Loan Investees	Dec. 31, 2012 Consumer Loan Investees
Summarized financial information:
Consumer Loan Assets							$ 2,835,996
Other Assets							119,163
Debt							(2,018,486) [1]
Other Liabilities							(620)
Equity							936,053
Investment in consumer loan equity method investees	280,816		280,816				280,816
Ownership percentage in equity method investees					30.00%	50.00%	30.00%	30.00%
Interest income							168,130
Other income (loss)							(24,590)
Provision for finance receivable losses							(554)
Other expenses							(22,441)
Net income							120,545
New Reisdential's equity in net income	$ 36,164		$ 36,164				$ 36,164

[1]	(A) Represents asset-back notes with an interest rate of 3.75% and a maturity of April 2021.Substantially all of the net cash flow generated by the Consumer Loan Companies is required to be used to pay down the these notes.When the balance of the outstanding notes is reduced to 50% of the outstanding UPB of the performing consumer loans, the equity holders of the Consumer Loan Companies will be entitled to receive, if the aggregate, 30% of the net cash flow of the Consumer Loan Companies on a periodic basis.